Income Tax - Schedule of Tax Losses (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income tax disclosure [line items]
Unused tax losses for which no deferred tax asset has been recognized	$ 97,259,045	$ 90,254,547	$ 87,970,140
Potential tax benefit @ 27.50% (2016: 28.50%)	24,850,918	23,104,882	22,596,182
Australia [Member]
Income tax disclosure [line items]
Potential tax benefit @ 27.50% (2016: 28.50%)	18,727,578	17,563,730	17,441,144
U.S
Income tax disclosure [line items]
Potential tax benefit @ 27.50% (2016: 28.50%)	$ 6,123,340	$ 5,541,152	$ 5,155,038